SHARE CAPITAL (Details 2) - $ / shares	12 Months Ended
	Feb. 28, 2023	Feb. 28, 2022	Feb. 28, 2021
IfrsStatementLineItems [Line Items]
Number of stock option outstanding	11,979,216	14,339,775	7,030,000
Number of stock option exercisable	10,825,049
Options [Member]
IfrsStatementLineItems [Line Items]
Number of stock option outstanding	125,000
Number of stock option exercisable	125,000
Exercise price	$ 0.35
Remaining life	3 months 29 days
Expiry date	Jun. 29, 2023
Options 1 [Member]
IfrsStatementLineItems [Line Items]
Number of stock option outstanding	134,850
Number of stock option exercisable	134,850
Exercise price	$ 3.93
Remaining life	5 months 19 days
Expiry date	Aug. 17, 2023
Options 2 [Member]
IfrsStatementLineItems [Line Items]
Number of stock option outstanding	195,750
Number of stock option exercisable	195,750
Exercise price	$ 2.24
Remaining life	1 year 1 month 24 days
Expiry date	Apr. 23, 2024
Options 3 [Member]
IfrsStatementLineItems [Line Items]
Number of stock option outstanding	200,000
Number of stock option exercisable	200,000
Exercise price	$ 0.25
Remaining life	1 year 11 months 8 days
Expiry date	Feb. 04, 2025
Options 4 [Member]
IfrsStatementLineItems [Line Items]
Number of stock option outstanding	1,929,167
Number of stock option exercisable	1,929,167
Exercise price	$ 1.28
Remaining life	2 years 6 months 21 days
Expiry date	Sep. 17, 2025
Options 5 [Member]
IfrsStatementLineItems [Line Items]
Number of stock option outstanding	63,115
Number of stock option exercisable	63,115
Exercise price	$ 1.03
Remaining life	2 years 9 months 10 days
Expiry date	Dec. 09, 2025
Options 6 [Member]
IfrsStatementLineItems [Line Items]
Number of stock option outstanding	5,958,334
Number of stock option exercisable	5,958,334
Exercise price	$ 2.17
Remaining life	3 years 3 months 10 days
Expiry date	Jun. 10, 2026
Options 7 [Member]
IfrsStatementLineItems [Line Items]
Number of stock option outstanding	1,573,000
Number of stock option exercisable	1,573,000
Exercise price	$ 3.63
Remaining life	3 years 11 months 19 days
Expiry date	Feb. 16, 2027
Options 8 [Member]
IfrsStatementLineItems [Line Items]
Number of stock option outstanding	100,000
Number of stock option exercisable	50,000
Exercise price	$ 2.74
Remaining life	4 years 4 months 2 days
Expiry date	Jun. 29, 2027
Options 9 [Member]
IfrsStatementLineItems [Line Items]
Number of stock option outstanding	250,000
Number of stock option exercisable	125,000
Exercise price	$ 1.91
Remaining life	4 years 4 months 6 days
Expiry date	Jul. 04, 2027
Options 10 [Member]
IfrsStatementLineItems [Line Items]
Number of stock option outstanding	150,000
Number of stock option exercisable	37,500
Exercise price	$ 2.14
Remaining life	4 years 7 months 6 days
Expiry date	Oct. 04, 2027
Options 11 [Member]
IfrsStatementLineItems [Line Items]
Number of stock option outstanding	1,300,000
Number of stock option exercisable	433,333
Exercise price	$ 4.85
Remaining life	4 years 11 months 4 days
Expiry date	Feb. 02, 2028